ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 20.6	$ 3.3
Sales tax receivables (GST and IGV)	0.9	0.1
Other receivables	2.2	0.4
Current portion of loan receivable	2.3	1.4
Accounts receivable	$ 26.0	$ 5.2